Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity (Parentheticals) - CAD ($) $ in Thousands	9 Months Ended
	Dec. 31, 2025	Mar. 31, 2026	Mar. 31, 2025
Consolidated Statements of Changes in Shareholders’ Equity [Abstract]
Other comprehensive income (loss), net of tax (expense)	$ (2,969)
Share-based compensation, net of tax (expense)	$ 6,046